Related Party Transactions (Details Textual) (USD $)	0 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended			1 Months Ended
	Nov. 29, 2012	Dec. 31, 2012 Employee	Dec. 31, 2011	Dec. 31, 2010	Dec. 28, 2012	Dec. 18, 2012	Oct. 15, 2011	Dec. 28, 2012 Other Aircraft [Member]	Dec. 31, 2012 GAAM Portfolio [Member] Aircraft	Dec. 28, 2012 Summit and Onex [Member]	Dec. 28, 2012 BBAM LP [Member]	Aug. 31, 2012 BBAM LP [Member]	Dec. 31, 2012 BBAM LP [Member]	Dec. 31, 2011 BBAM LP [Member]	Dec. 31, 2010 BBAM LP [Member]	Aug. 31, 2012 BBAM LP [Member] Fly Acquisition Second Fly Period [Member]
Related Party Transactions (Textual) [Abstract]
Purchased interest in BBAM Limited Partnership											15.00%
Management agreement renewal period											5 years
Payment to the manager											$ 8,000,000
Receive a base fee per month											150,000
Rent fee on aggregate amount of aircraft rent due											1.00%
Actual rent collected								3.50%			1.00%
Base and rent fees incurred													12,600,000	8,500,000	7,200,000
Administrative agency fee from B&B air funding per annum													750,000
Administrative fee from B&B Air Acquisition per annum												240,000
Administrative fee per month per aircraft												1,000
Administrative fee per month from Fly Acquisition II and Fly Period																10,000
Payment of administrative fees													1,800,000	1,200,000	1,000,000
BBAM receives a fee of the purchase price of aircraft acquired													1.50%
BBAM receives of sales proceeds of all disposed aircraft		2.00%											1.50%
Number of aircraft acquisition in the GAAM Portfolio									49
Payment to manager a one-time acquisition fee									12,500,000
Percentage of BBAM a fee of selling price											1.50%
Fees payable on disposition of interest in associate											700,000
Percentage of commission of issuance and sale of shares											4.00%
Commission of issuance and sale of shares											1,000,000
Issued shares value		28,000	26,000							25,000,000
Number of shares issued to Summit and Onex		28,040,305	25,685,527		2,191,060					2,191,060
Per share price					$ 11.41					$ 11.41
Related Party Transactions (Additional Textual) [Abstract]
Number of Employees		0
BBAM receives of sales proceeds of all disposed aircraft		2.00%											1.50%
Disposition fee of aggregate gross proceeds on disposition after date		1.50%
Fee incurred for aircraft acquired		900,000	1,500,000	600,000
Fee incurred for aircraft disposed		1,200,000	2,100,000	1,600,000
Discount to the volume weighted average price of the Company's common shares	5.00%
Period of volume weighted average price	5 days
Management Expenses, quarterly payments							2,500,000
Management Expenses, incurred		10,300,000	7,200,000	6,200,000
Reimbursable expenses due to the Manager		300,000	100,000
Payment of one-time success fee to BBAM						200,000
Conjunction with a sale of an option to purchase an aircraft				$ 1,000,000
Summit purchased, shares from Babcock & Brown				1,000,000
Management agreement period		10 years